UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07059

T. Rowe Price Blue Chip Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments

Blue Chip Growth Fund	September 30, 2018

T. ROWE PRICE BLUE CHIP GROWTH FUND

Unaudited

Portfolio of Investments‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 100.0%		
CONSUMER DISCRETIONARY 22.4%		
Auto Components 0.5%		
Aptiv (1)	3,189,500	267,599
		267,599
Automobiles 0.8%		
Ferrari (1)	484,200	66,292
Tesla (1)(2)	1,612,253	426,876
		493,168
Hotels, Restaurants & Leisure 2.8%		
Hilton Worldwide Holdings	2,625,973	212,126
Marriott International, Class A (1)	3,999,400	528,041
McDonald's	364,600	60,994
Norwegian Cruise Line Holdings (2)	1,287,400	73,936
Restaurant Brands International (1)	1,641,500	97,308
Royal Caribbean Cruises (1)	2,550,000	331,347
Wynn Resorts (1)	737,519	93,709
Yum! Brands	3,025,500	275,048
		1,672,509
Internet & Direct Marketing Retail 16.1%		
Amazon.com (2)	3,354,800	6,719,664
Booking Holdings (2)	1,007,800	1,999,475
Ctrip.com International, ADR (1)(2)	93,640	3,481
Netflix (1)(2)	1,935,700	724,203
		9,446,823
Multiline Retail 0.8%		
Dollar General	4,403,300	481,281
		481,281
Specialty Retail 1.4%		
Home Depot	1,233,100	255,437
O'Reilly Automotive (1)(2)	20,200	7,016
Ross Stores	5,289,986	524,237

Ulta Beauty (1)(2)	69,700	19,664
		806,354
Total Consumer Discretionary		13,167,734
CONSUMER STAPLES 0.0%		
Beverages 0.0%		
Constellation Brands, Class A	17,000	3,666
		3,666
Tobacco 0.0%		
Philip Morris International	66,500	5,422
		5,422
Total Consumer Staples		9,088
FINANCIALS 7.2%		
Banks 0.7%		
Citigroup	169,300	12,146
JPMorgan Chase	3,780,700	426,614
		438,760
Capital Markets 5.1%		
Ameriprise Financial (1)	20,200	2,983
Charles Schwab	8,198,400	402,951
Intercontinental Exchange	5,843,098	437,590
Morgan Stanley	15,541,400	723,763
Northern Trust	254,000	25,941
Raymond James Financial (1)	991,400	91,258
S&P Global	1,037,000	202,620
State Street	3,246,900	272,025
TD Ameritrade Holding	15,684,598	828,617
		2,987,748
Insurance 1.4%		
American International Group	2,570,700	136,864
Chubb	860,600	115,011
Marsh & McLennan	1,004,100	83,059
Progressive	1,867,900	132,696

Willis Towers Watson	2,559,900	360,792
		828,422
Total Financials		4,254,930
HEALTH CARE 18.1%		
Biotechnology 2.8%		
Alexion Pharmaceuticals (2)	4,325,950	601,350
Biogen (2)	9,800	3,463
Celgene (2)	269,900	24,153
Vertex Pharmaceuticals (1)(2)	5,194,100	1,001,111
		1,630,077
Health Care Equipment & Supplies 6.6%		
Abbott Laboratories (1)	1,704,900	125,071
Becton Dickinson & Company	4,541,617	1,185,362
Danaher	5,036,900	547,310
Intuitive Surgical (1)(2)	1,635,119	938,558
Stryker	6,011,600	1,068,141
		3,864,442
Health Care Providers & Services 7.2%		
Anthem	2,752,700	754,378
Centene (2)	2,225,738	322,242
Cigna	4,235,686	882,082
HCA Healthcare	692,800	96,382
Humana	1,070,100	362,250
UnitedHealth Group	6,343,400	1,687,598
WellCare Health Plans (2)	525,919	168,552
		4,273,484
Life Sciences Tools & Services 1.1%		
Agilent Technologies	195,700	13,805
Illumina (2)	27,429	10,068
Thermo Fisher Scientific	2,477,207	604,637
		628,510
Pharmaceuticals 0.4%		
Merck	2,951,700	209,394

Zoetis	238,700	21,855
		231,249
Total Health Care		10,627,762
INDUSTRIALS & BUSINESS SERVICES 9.8%		
Aerospace & Defense 4.8%		
Boeing	5,652,700	2,102,239
Harris	1,462,700	247,504
L3 Technologies	188,400	40,058
Northrop Grumman	1,231,800	390,936
Textron (1)	713,900	51,022
		2,831,759
Air Freight & Logistics 0.0%		
FedEx	12,340	2,971
		2,971
Airlines 1.6%		
Alaska Air Group (1)	1,446,394	99,599
American Airlines Group	9,419,919	389,325
Delta Air Lines	4,453,500	257,546
United Continental Holdings (1)(2)	2,162,100	192,556
		939,026
Commercial Services & Supplies 0.1%		
Cintas (1)	334,800	66,227
		66,227
Industrial Conglomerates 1.8%		
Honeywell International	3,835,700	638,261
Roper Technologies	1,310,800	388,272
		1,026,533
Machinery 0.5%		
Fortive (1)	2,713,850	228,506
Stanley Black & Decker	589,800	86,370
		314,876
Professional Services 0.2%		
CoStar Group (1)(2)	251,500	105,841

IHS Markit (1)(2)	126,306	6,816
		112,657
Road & Rail 0.8%		
Canadian Pacific Railway, (CAD)	374,000	79,265
CSX (1)	3,243,900	240,211
Kansas City Southern	266,604	30,201
Norfolk Southern	261,400	47,183
Union Pacific (1)	405,500	66,028
		462,888
Total Industrials & Business Services		5,756,937
INFORMATION TECHNOLOGY 41.6%		
Communications Equipment 0.1%		
Motorola Solutions	411,400	53,540
		53,540
Electronic Equipment, Instruments & Components 0.1%		
Corning	1,511,100	53,342
		53,342
Internet Software & Services 14.2%		
Alibaba Group Holding, ADR (1)(2)	10,631,480	1,751,643
Alphabet, Class A (2)	805,268	972,023
Alphabet, Class C (1)(2)	2,003,032	2,390,559
Facebook, Class A (2)	13,947,600	2,293,822
IAC/InterActiveCorp (2)	30,042	6,511
Tencent Holdings (HKD)	22,817,700	931,665
		8,346,223
IT Services 11.1%		
ANT International, Class C Acquisition Date: 6/7/18 Cost $104,886 (2)(3)(4)	18,696,173	104,886
Fidelity National Information Services (1)	2,539,400	276,972
Fiserv (1)(2)	5,618,700	462,869
FleetCor Technologies (1)(2)	702,100	159,966
Global Payments (1)	4,856,400	618,705
Mastercard, Class A (1)	7,789,800	1,734,087
PayPal Holdings (2)	9,314,400	818,177

Visa, Class A	13,385,300	2,009,000
Worldpay, Class A (2)	3,323,075	336,528
		6,521,190
Semiconductors & Semiconductor Equipment 2.0%		
ASML Holding (1)	40,700	7,652
Broadcom (1)	250,150	61,719
Lam Research	57,600	8,738
Maxim Integrated Products	4,161,500	234,667
Microchip Technology (1)	900,900	71,090
NVIDIA (1)	1,206,400	339,023
Texas Instruments	3,364,700	360,999
Xilinx (1)	1,406,000	112,719
		1,196,607
Software 13.1%		
Activision Blizzard	3,874,200	322,295
Electronic Arts (2)	1,934,000	233,028
Intuit	3,911,445	889,462
Microsoft	27,381,700	3,131,645
Red Hat (1)(2)	3,061,434	417,212
Salesforce.com (1)(2)	7,895,415	1,255,608
ServiceNow (1)(2)	4,702,000	919,852
Splunk (1)(2)	364,100	44,023
VMware, Class A (2)	655,100	102,235
Workday, Class A (1)(2)	2,819,200	411,547
		7,726,907
Technology Hardware, Storage & Peripherals 1.0%		
Apple	2,524,100	569,790
		569,790
Total Information Technology		24,467,599
MATERIALS 0.5%		
Chemicals 0.5%		
Air Products & Chemicals	239,400	39,992
DowDuPont	333,618	21,455

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Blue Chip Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth. Income is a secondary objective.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2018 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2018.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2018. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2018, totaled $0 for the period ended September 30, 2018.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2018, the value of loaned securities was $823,132,000; the value of cash collateral and related investments was $877,550,000.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Blue Chip Growth Fund, Inc.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date November 21, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date November 21, 2018

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 21, 2018